Contract Assets, Net and Contract Liabilities - Schedule of Contract Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Assets [Abstract]
Balance at beginning of the year	$ 197,435
Amounts reclassified to accounts receivable upon billing	(197,435)
Additions		197,435
Total		$ 197,435